Notes to the consolidated balance sheet - Other Non-Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
Longterm deposit accounts	€ 9,300	€ 700
Advance payments - non-current	895	895
Accrued income	79	65
Security deposits	8	8
Other noncurrent assets	€ 10,282	€ 1,668